[MassMutual Financial Group Letterhead Appears Here]

March 10, 2011

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, NE

Washington, DC 20549-0506

RE:	C.M. Life Variable Life Separate Account I
File No. 811-09020, CIK 0000943863, Series S000010877
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), C.M. Life Variable Life Separate Account I, a unit investment trust registered under the Act, mailed to its policy owners the annual report for the following underlying management investment companies: AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, DWS Investments VIT Funds, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund V, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, MFS® Variable Insurance TrustSM, MML Series Investment Fund, MML Series Investment Fund II, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., and T. Rowe Price Equity Series, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following December 31, 2010 annual reports, filed on Form N-CSR, were filed with the Commission via EDGAR on the dates indicated below and are hereby incorporated by reference:

Investment Company	CIK	Series	Class	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435
Invesco V.I. Financial Services Fund (Series I)		S000000192	C000000430	2/25/2011
Invesco V.I. Global Health Care Fund (Series I)		S000000193	C000000432	2/25/2011
Invesco V.I. Technology Fund (Series I)		S000000196	C000000438	2/25/2011

American Century Variable Portfolios, Inc.	0000814680
American Century VP Income & Growth Fund (Class I)		S000006713	C000018264	2/23/2011
American Century VP Value Fund (Class I)		S000006708	C000018256	2/23/2011

American Funds Insurance Series®	0000729528
American Funds® Asset Allocation Fund (Class 2)		S000008796	C000023930	2/28/2011
American Funds® Growth-Income Fund (Class 2)		S000008795	C000023927	2/28/2011

DWS Investments VIT Funds	0001006373
DWS Small Cap Index VIP (Class A)		S000006223	C000017156	2/24/2011

Variable Insurance Products Fund	0000356494
Fidelity® VIP High Income Portfolio (Initial Class)		S000007718	C000020975	2/25/2011

Variable Insurance Products Fund II	0000831016
Fidelity® VIP Contrafund® Portfolio (Initial Class)		S000007724	C000021005	2/25/2011
Fidelity® VIP Contrafund® Portfolio (Service Class)		S000007724	C000021007	2/25/2011
Fidelity® VIP Index 500 Portfolio (Initial Class)		S000007726	C000021014	2/25/2011

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company and its affiliated companies and sales representatives.

Springfield, MA 01111-0001       —       (413) 788-8411

RE:	C.M. Life Variable Life Separate Account I
File No. 811-09020, CIK 0000943863, Series S000010877
Rule 30b2-1 Filing

Investment Company	CIK	Series	Class	Date Filed
Variable Insurance Products Fund V	0000823535
Fidelity® VIP Money Market Portfolio (Initial Class)		S000017648	C000048773	2/25/2011

Franklin Templeton Variable Insurance Products Trust	0000837274
Franklin Small Cap Value Securities Fund (Class 2)		S000007315	C000020099	3/3/2011
Templeton Foreign Securities Fund (Class 2)		S000007322	C000020114	3/3/2011

Goldman Sachs Variable Insurance Trust	0001046292
Goldman Sachs Strategic Growth Fund (Institutional)		S000009356	C000025643	2/24/2011

Janus Aspen Series	0000906185
Janus Aspen Balanced Portfolio (Service)		S000010394	C000028716	2/28/2011
Janus Aspen Forty Portfolio (Institutional)		S000010406	C000028737	2/28/2011
Janus Aspen Worldwide Portfolio (Institutional)		S000010402	C000028730	2/28/2011

MFS® Variable Insurance TrustSM	0000918571
MFS® Investors Trust Series (Initial Class)		S000002677	C000007324	3/2/2011
MFS® New Discovery Series (Initial Class)		S000002680	C000007329	3/2/2011

MML Series Investment Fund	0000067160
MML Blue Chip Growth Fund (Initial Class)		S000011485	C000031715	3/8/2011
MML Emerging Growth Fund (Initial Class)		S000003822	C000010664	3/8/2011
MML Equity Index Fund (Class II)		S000003823	C000010672	3/8/2011
MML Large Cap Value Fund (Initial Class)		S000003825	C000010667	3/8/2011
MML NASDAQ-100® Fund (Initial Class)		S000003826	C000010668	3/8/2011
MML Small Cap Growth Equity Fund (Initial Class)		S000003827	C000010669	3/8/2011

MML Series Investment Fund II	0001317146
MML Blend Fund (Initial Class)		S000003830	C000010686	3/8/2011
MML Enhanced Index Core Equity Fund (Initial Class)		S000003831	C000010687	3/8/2011
MML Equity Fund (Initial Class)		S000003832	C000010688	3/8/2011
MML Inflation-Protected and Income Fund (Initial Class)		S000003833	C000010689	3/8/2011
MML Managed Bond Fund (Initial Class)		S000003834	C000010690	3/8/2011
MML Money Market Fund (Initial Class)		S000003835	C000010691	3/8/2011
MML Small Cap Equity Fund (Initial Class)		S000003836	C000010692	3/8/2011

Oppenheimer Variable Account Funds	0000752737
Oppenheimer Capital Appreciation Fund/VA (Non-Service)		S000010334	C000028592	2/24/2011
Oppenheimer Core Bond Fund/VA (Non-Service)		S000010335	C000028594	2/24/2011
Oppenheimer Global Securities Fund/VA (Non-Service)		S000010336	C000028596	2/24/2011
Oppenheimer High Income Fund/VA (Non-Service)		S000010337	C000028598	2/24/2011
Oppenheimer Main Street Fund®/VA (Non-Service)		S000010338	C000028600	2/24/2011
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Non-Service)		S000010333	C000028590	2/24/2011
Oppenheimer Global Strategic Income Fund/VA (Non-Service)		S000010341	C000028606	2/24/2011

Panorama Series Fund, Inc.	0000355411
Oppenheimer International Growth Fund/VA (Non-Service)		S000010344	C000028610	2/23/2011
Panorama Growth Portfolio (Non-Service)		S000010343	C000028609	2/23/2011
Panorama Total Return Portfolio (Non-Service)		S000010346	C000028612	2/23/2011

T. Rowe Price Equity Series, Inc.	0000918294
T. Rowe Price Blue Chip Growth Portfolio		S000002081	C000005445	2/18/2011
T. Rowe Price Equity Income Portfolio		S000002077	C000005439	2/18/2011
T. Rowe Price Mid-Cap Growth Portfolio		S000002080	C000005443	2/22/2011

RE:	C.M. Life Variable Life Separate Account I
File No. 811-09020, CIK 0000943863, Series S000010877
Rule 30b2-1 Filing

Please be advised that the binder cover and owner letter for C.M. Life Variable Life Separate Account I are incorporated into this Rule 30b2-1 filing by reference to Connecticut Mutual Variable Life Separate Account I (CIK 000922586) filed on March 9, 2011.

Very truly yours,

/S/ JO-ANNE RANKIN

Jo-Anne Rankin
Vice President